Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 5,981	$ 5,012
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization of property and equipment	3,218	3,292
Amortization of operating lease expenses	2,121	3,599
Amortization of intangible assets	225	325
Provision for (recovery of) credit losses	273	(82)
(Income) loss from equity method investment	(13)	2
(Gain) loss on disposal of property and equipment	(63)	100
Gain from disposal of subsidiaries		(8)
Deferred income taxes	1	207
Changes in operating assets and liabilities:
Notes receivable	462	451
Accounts receivable	3,052	(10,073)
Prepayments and other current assets	(4,637)	(1,787)
Due from related parties	(1,570)	40
Other non-current assets	1,677	3,701
Accounts payable	(24,018)	(3,376)
Due to related parties	(257)	58
Salary and welfare payable	(636)	(2,286)
Accrued expenses and other current liabilities	371	(8,083)
Operating lease liabilities	(1,968)	(3,593)
Tax payables	1,394	920
Other non-current liabilities	(155)	(216)
Net cash used in operating activities	(14,542)	(11,797)
Cash flows from investing activities:
Investments deposit refund		6,826
Investments deposit		(9,078)
Cash paid to long-term investments	(21)
Purchase of intangible assets		(9,055)
Purchase of property and equipment	(7,813)	(14,263)
Proceeds from disposal of property and equipment	98	954
Proceeds from disposal of subsidiaries		9,678
Loan to a third party	(2,993)
Net cash used in investing activities	(10,729)	(14,938)
Cash flows from financing activities:
Proceeds from notes payable	1,406	19,000
Repayments of notes payable	(6,974)	(16,889)
Proceeds from short-term bank loans	36,331	26,882
Repayments of short-term bank loans	(27,190)	(26,882)
Proceeds from long-term bank loans		9,188
Proceeds from related parties	110
Dividend to non-controlling shareholders	(28)
Capital contribution from non-controlling shareholders	237	981
Net cash provided by financing activities	3,892	12,280
Effects of exchange rate changes on cash, cash equivalents and restricted cash	90	(135)
Net decrease in cash, cash equivalents and restricted cash	(21,289)	(14,590)
Cash, cash equivalents and restricted cash, beginning of period	40,214	29,292
Cash, cash equivalents and restricted cash, end of period	18,925	14,702
Supplemental cash flow information:
Cash paid for income tax	992	388
Cash paid for interest	1,024	841
Non-cash transaction in investing and financing activities:
Liabilities incurred for purchase of property and equipment	858	840
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	233	1,023
Reconciliation to amount on consolidated balance sheets:
Cash and cash equivalents	14,327	11,176
Restricted cash	4,598	3,526
Total cash, cash equivalents and restricted cash	$ 18,925	$ 14,702